N-2 - USD ($)			3 Months Ended
		Feb. 09, 2026	Nov. 30, 2025	Aug. 31, 2025	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023
Cover [Abstract]
Entity Central Index Key		0001517518
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		ClearBridge Energy Midstream Opportunity Fund Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

STOCKHOLDER TRANSACTION EXPENSES
Sales Load (percentage of offering price)	1.00	% (1)
Offering Expenses Borne by the Fund (percentage of offering price)	0.03	% (2)
Dividend Reinvestment Plan Per Transaction Fee to Sell Shares Obtained Pursuant to the Plan	$5.00	(3)
TOTAL TRANSACTION EXPENSES (as a percentage of offering price) (4)	1.03%
(1)
Represents the estimated commission with respect to the shares of Common Stock being sold in this offering. There is no guarantee that there will be any sales of the shares of Common Stock pursuant to this Prospectus Supplement and the accompanying Prospectus.

(2)	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
(3)
Common Stockholders will pay brokerage charges if they direct the agent of the Fund’s dividend reinvestment plan (the “Plan”) to sell Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying Prospectus. There are no fees charged to Common Stockholders for participating in the Plan. However, Common Stockholders participating in the Plan that elect to sell their shares obtained pursuant to the Plan would pay $5.00 per transaction to sell shares.

(4)
Based upon net assets attributable to our Common Stock as of January 26, 2026, after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 6,933,586 shares of Common Stock at an offering price of $46.61 (the last reported sale price per share for the Common Stock on the NYSE as of January 26, 2026). The price per share of any sale of shares of Common Stock may be greater or less than the price assumed herein, depending on the market price of the Common Stock at the time of any sale. There is no guarantee that there will be any sales of shares of Common Stock pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of shares of Common Stock actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be less than as assumed herein.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.03%
Other Transaction Expense 2 [Percent]	[4]	1.03%
Annual Expenses [Table Text Block]

Percentage of Net Assets Attributable to Common Stock (Assumes Leverage is Used)
ANNUAL EXPENSES
Management Fees (5)	1.29%
Interest Payment on Borrowed Funds (6)	1.62%
Other Expenses (7)	0.21%

TOTAL ANNUAL EXPENSES	3.12%

(5)
The Manager receives an annual fee, payable monthly, in an amount equal to
1.00%
of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the principal amount of any outstanding borrowings used for leverage and assets attributable to any preferred stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized borrowings in an aggregate amount of 22.40% of its Managed Assets (after their issuance). If the Fund were to use financial leverage in excess of 22.40% of its Managed Assets, the management fees shown would be higher.

(6)
For the purposes of this table, we have assumed that the Fund has utilized borrowings in an aggregate amount of 22.40% of its Managed Assets (the actual average amount of borrowings during the fiscal year ended November 30, 2025). The calculation includes dividends paid to holders of preferred stock. The expenses and rates associated with leverage may vary as and when borrowings or issuances of preferred stock are made.
(7)	Expenses based on amounts incurred in the fiscal year ended November 30, 2025 .

Management Fees [Percent]	[5]	1.29%
Interest Expenses on Borrowings [Percent]	[6]	1.62%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	0.21%
Total Annual Expenses [Percent]		3.12%
Expense Example [Table Text Block]
Example
(1)
The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment in Common Stock, assuming (i) “Total Annual Expenses” of 3.12% of net assets attributable to Common Stock (which assumes the Fund’s use of leverage in an aggregate amount equal to 22.40% of the Fund’s Managed Assets) and (ii) a 5% annual return:

1 Year	3 Years	5 Years	10 Years
$41	$105	$172	$350

(1)
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown.
The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[8]	$ 41
Expense Example, Years 1 to 3	[8]	105
Expense Example, Years 1 to 5	[8]	172
Expense Example, Years 1 to 10	[8]	$ 350
Purpose of Fee Table , Note [Text Block]		The purpose of the following table and example is to help you understand all fees and expenses Common Stockholders would bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]		percentage of offering price
Other Expenses, Note [Text Block]		Expenses based on amounts incurred in the fiscal year ended November 30, 2025 .
Management Fee not based on Net Assets, Note [Text Block]
The Manager receives an annual fee, payable monthly, in an amount equal to
1.00%
of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the principal amount of any outstanding borrowings used for leverage and assets attributable to any preferred stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized borrowings in an aggregate amount of 22.40% of its Managed Assets (after their issuance). If the Fund were to use financial leverage in excess of 22.40% of its Managed Assets, the management fees shown would be higher.

General Description of Registrant [Abstract]
Share Price [Table Text Block]
The following table sets forth for each of the periods indicated the range of high and low closing sale prices of our Common Stock, each as reported on the NYSE, the net asset value per share of Common Stock and the premium or discount to net asset value per share at which our shares were trading. Net asset value is generally determined on each business day that the NYSE is open for business. See “Net Asset Value” for information as to the determination of our net asset value.

		Price Range
	NAV (1)	High	Low	Premium (Discount) of High Sales Price to NAV (2)	Premium (Discount) of Low Sales Price to NAV (2)
Fiscal Year Ending November 30, 2025
Fourth Quarter	$48.88	$48.12	$41.88	(1.6)%	(14.3)%
Third Quarter	$50.17	$49.24	$45.79	(1.9)%	(8.7)%
Second Quarter	$49.70	$50.61	$41.09	1.8%	(17.3)%
First Quarter	$55.17	$51.16	$44.39	(7.3)%	(19.5)%
Fiscal Year Ending November 30, 2024
Fourth Quarter	$55.82	$50.49	$39.10	(9.5)%	(30.0)%
Third Quarter	$47.97	$42.63	$37.39	(11.1)%	(22.1)%
Second Quarter	$44.39	$43.65	$37.66	(1.7)%	(15.2)%
First Quarter	$40.64	$37.54	$32.47	(7.6)%	(20.1)%
Fiscal Year Ending November 30, 2023
Fourth Quarter	$38.75	$34.50	$29.65	(11.0)%	(23.5)%
Third Quarter	$36.14	$32.32	$27.62	(10.6)%	(23.6)%
Second Quarter	$31.89	$30.55	$25.90	(4.2)%	(18.8)%
First Quarter	$33.77	$31.60	$27.54	(6.4)%	(18.4)%

Source of market prices: NYSE.

(1)
Net asset value per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”

(2)	Calculated as of the high or low quarterly closing sales price divided by the quarter-end net asset value.

Lowest Price or Bid			$ 41.88	$ 45.79	$ 41.09	$ 44.39	$ 39.1	$ 37.39	$ 37.66	$ 32.47	$ 29.65	$ 27.62	$ 25.9	$ 27.54
Highest Price or Bid			48.12	49.24	50.61	51.16	50.49	42.63	43.65	37.54	34.5	32.32	30.55	31.6
Highest Price or Bid, NAV	[9]		$ 48.88	$ 50.17	$ 49.7	$ 55.17	$ 55.82	$ 47.97	$ 44.39	$ 40.64	$ 38.75	$ 36.14	$ 31.89	$ 33.77
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]		(1.60%)	(1.90%)	1.80%	(7.30%)	(9.50%)	(11.10%)	(1.70%)	(7.60%)	(11.00%)	(10.60%)	(4.20%)	(6.40%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10]		(14.30%)	(8.70%)	(17.30%)	(19.50%)	(30.00%)	(22.10%)	(15.20%)	(20.10%)	(23.50%)	(23.60%)	(18.80%)	(18.40%)
Share Price		$ 46.61
Latest Premium (Discount) to NAV [Percent]		7.78%

[1]	Represents the estimated commission with respect to the shares of Common Stock being sold in this offering. There is no guarantee that there will be any sales of the shares of Common Stock pursuant to this Prospectus Supplement and the accompanying Prospectus.
[2]	Common Stockholders will pay brokerage charges if they direct the agent of the Fund’s dividend reinvestment plan (the “Plan”) to sell Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying Prospectus. There are no fees charged to Common Stockholders for participating in the Plan. However, Common Stockholders participating in the Plan that elect to sell their shares obtained pursuant to the Plan would pay $5.00 per transaction to sell shares.
[3]	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
[4]	Based upon net assets attributable to our Common Stock as of January 26, 2026, after giving effect to the anticipated net proceeds of this offering. Assumes the Fund sells 6,933,586 shares of Common Stock at an offering price of $46.61 (the last reported sale price per share for the Common Stock on the NYSE as of January 26, 2026). The price per share of any sale of shares of Common Stock may be greater or less than the price assumed herein, depending on the market price of the Common Stock at the time of any sale. There is no guarantee that there will be any sales of shares of Common Stock pursuant to this Prospectus Supplement and the accompanying Prospectus. The number of shares of Common Stock actually sold pursuant to this Prospectus Supplement and the accompanying Prospectus may be less than as assumed herein.
[5]	The Manager receives an annual fee, payable monthly, in an amount equal to 1.00% of the Fund’s average daily Managed Assets. “Managed Assets” means net assets plus the principal amount of any outstanding borrowings used for leverage and assets attributable to any preferred stock that may be outstanding. For the purposes of this table, we have assumed that the Fund has utilized borrowings in an aggregate amount of 22.40% of its Managed Assets (after their issuance). If the Fund were to use financial leverage in excess of 22.40% of its Managed Assets, the management fees shown would be higher.
[6]	For the purposes of this table, we have assumed that the Fund has utilized borrowings in an aggregate amount of 22.40% of its Managed Assets (the actual average amount of borrowings during the fiscal year ended November 30, 2025). The calculation includes dividends paid to holders of preferred stock. The expenses and rates associated with leverage may vary as and when borrowings or issuances of preferred stock are made.
[7]	Expenses based on amounts incurred in the fiscal year ended November 30, 2025.
[8]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[9]	Net asset value per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”
[10]	Calculated as of the high or low quarterly closing sales price divided by the quarter-end net asset value.